Invested assets and net new money	12 Months Ended
Dec. 31, 2020
Disclosure Invested Assets And Net New Money [Line Items]
Disclosure Of InvestedAssets And Net New Money Explanatory

Note 32 Invested assets and net new money

Invested assets

Invested assets consist of all client assets managed by or deposited with UBS for investment purposes. Invested assets include managed fund assets, managed institutional assets, discretionary and advisory wealth management portfolios, fiduciary deposits, time deposits, savings accounts and wealth management securities or brokerage accounts. All assets held for purely transactional purposes and custody-only assets, including corporate client assets held for cash management and transactional purposes, are excluded from invested assets as the Group only administers the assets and does not offer advice on how the assets should be invested. Also excluded are non-bankable assets (e.g., art collections) and deposits from third-party banks for funding or trading purposes.

Discretionary assets are defined as client assets that UBS decides how to invest. Other invested assets are those where the client ultimately decides how the assets are invested. When a single product is created in one business division and sold in another, it is counted in both the business division that manages the investment and the one that distributes it. This results in double counting within UBS total invested assets, as both business divisions are independently providing a service to their respective clients, and both add value and generate revenue.

Net new money

Net new money in a reporting period is the amount of invested assets that are entrusted to UBS by new and existing clients, less those withdrawn by existing clients and clients who terminated their relationship with UBS.

Net new money is calculated using the direct method, under which inflows and outflows to / from invested assets are determined at the client level based on transactions. Interest and dividend income from invested assets are not counted as net new money inflows. Market and currency movements as well as fees, commissions and interest on loans charged are excluded from net new money, as are the effects resulting from any acquisition or divestment of a UBS subsidiary or business. Reclassifications between invested assets and custody-only assets as a result of a change in the service level delivered are generally treated as net new money flows. However, where the change in service level directly results from an externally imposed regulation or from a strategic decision by UBS to exit a market or specific service offering, the one-time net effect is reported as Other effects.

The Investment Bank does not track invested assets and net new money. However, when a client is transferred from the Investment Bank to another business division, this may produce net new money even though client assets were already with UBS.

Invested assets and net new money
	As of or for the year ended
USD billion	31.12.20	31.12.19
Fund assets managed by UBS	397	358
Discretionary assets	1,459	1,209
Other invested assets	2,331	2,040
Total invested assets[1]	4,187	3,607
of which: double counts	311	248
Net new money[1]	127	51
1 Includes double counts.

Development of invested assets
USD billion	2020	2019
Total invested assets at the beginning of the year[1]	3,607	3,101
Net new money	127	51
Market movements[2]	359	444
Foreign currency translation	96	6
Other effects	(1)	5
of which: acquisitions / (divestments)	0	(1)
Total invested assets at the end of the year[1]	4,187	3,607
1 Includes double counts. 2 Includes interest and dividend income.

UBS AG
Disclosure Invested Assets And Net New Money [Line Items]
Disclosure Of InvestedAssets And Net New Money Explanatory

Note 32 Invested assets and net new money

Invested assets

Invested assets consist of all client assets managed by or deposited with UBS AG for investment purposes. Invested assets include managed fund assets, managed institutional assets, discretionary and advisory wealth management portfolios, fiduciary deposits, time deposits, savings accounts and wealth management securities or brokerage accounts. All assets held for purely transactional purposes and custody-only assets, including corporate client assets held for cash management and transactional purposes, are excluded from invested assets as UBS AG only administers the assets and does not offer advice on how the assets should be invested. Also excluded are non-bankable assets (e.g., art collections) and deposits from third-party banks for funding or trading purposes.

Discretionary assets are defined as client assets that UBS AG decides how to invest. Other invested assets are those where the client ultimately decides how the assets are invested. When a single product is created in one business division and sold in another, it is counted in both the business division that manages the investment and the one that distributes it. This results in double counting within UBS AG total invested assets, as both business divisions are independently providing a service to their respective clients, and both add value and generate revenue.

Net new money

Net new money in a reporting period is the amount of invested assets that are entrusted to UBS AG by new and existing clients, less those withdrawn by existing clients and clients who terminated their relationship with UBS AG.

Net new money is calculated using the direct method, under which inflows and outflows to / from invested assets are determined at the client level based on transactions. Interest and dividend income from invested assets are not counted as net new money inflows. Market and currency movements as well as fees, commissions and interest on loans charged are excluded from net new money, as are the effects resulting from any acquisition or divestment of a UBS AG subsidiary or business. Reclassifications between invested assets and custody-only assets as a result of a change in the service level delivered are generally treated as net new money flows. However, where the change in service level directly results from an externally imposed regulation or from a strategic decision by UBS AG to exit a market or specific service offering, the one-time net effect is reported as Other effects.

The Investment Bank does not track invested assets and net new money. However, when a client is transferred from the Investment Bank to another business division, this may produce net new money even though client assets were already with UBS AG

Invested assets and net new money
	As of or for the year ended
USD billion	31.12.20	31.12.19
Fund assets managed by UBS	397	358
Discretionary assets	1,459	1,209
Other invested assets	2,331	2,040
Total invested assets[1]	4,187	3,607
of which: double counts	311	248
Net new money[1]	127	51
1 Includes double counts.

Development of invested assets
USD billion	2020	2019
Total invested assets at the beginning of the year[1]	3,607	3,101
Net new money	127	51
Market movements[2]	359	444
Foreign currency translation	96	6
Other effects	(1)	5
of which: acquisitions / (divestments)	0	(1)
Total invested assets at the end of the year[1]	4,187	3,607
1 Includes double counts. 2 Includes interest and dividend income.